DEBT (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Jun. 30, 2017 USD ($)	Feb. 28, 2017	Jun. 30, 2017 USD ($) vessel tanker	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Debt Issuance Costs, Line of Credit Arrangements, Net	$ 11,600		$ 11,600
Assets pledged [Abstract]
Vessels and equipment, net,	2,041,679		2,041,679	$ 1,476,889
Term loan facility $109.2 million [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net			54,600
Debt Instrument, Face Amount	109,200		$ 109,200
Term loan facility $109.2 million [Member] | VLCC Vessels [Member]
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | vessel			1
Term loan facility $328.4 million [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net			$ 165,900
Debt Instrument, Face Amount	328,400		$ 328,400
Term loan facility $328.4 million [Member] | Suezmax [Member]
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | vessel			2
Term loan facility $328.4 million [Member] | LR2 tanker [Member]
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | vessel			3
Senior unsecured facility $275.0 million [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net			$ 50,000
Debt Instrument, Face Amount	275,000		275,000
Term loan facility $321.6 million [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net			149,600
Debt Instrument, Face Amount	321,600		$ 321,600
Number of newbuild vessels financed by term loan facility | vessel			8
Term loan facility $321.6 million [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Term		15 years
Term loan facility $321.6 million [Member] | Suezmax [Member]
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | vessel			2
Number of vessels pledged as security on long-term debt instrument | tanker			4
Term loan facility $321.6 million [Member] | LR2 tanker [Member]
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | vessel			1
Number of vessels pledged as security on long-term debt instrument | tanker			4
Term loan facility $110.5 million CS [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 110,500		$ 110,500
Number of newbuild vessels financed by term loan facility | vessel			2
Variable interest rate	190 basis points
Term loan facility $110.5 million CS [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.90%
Term loan facility $110.5 million CS [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	18 years
Term loan facility $110.5 million ING [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 110,500		$ 110,500
Number of newbuild vessels financed by term loan facility | vessel			2
Variable interest rate	190 basis points
Term loan facility $110.5 million ING [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	18 years